Business Overview and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of consolidated financial statements reflect the activities
Name	Background	Ownership
TAG International Limited (“TIL”)	• British Virgin Islands company • Incorporated on October 25, 2021 • Issued and outstanding 1 ordinary share at $1 par value • Investment holding	100% owned by AGBA
TAG Asset Partners Limited (“TAP”)	• British Virgin Islands company • Incorporated on October 25, 2021 • Issued and outstanding 1 ordinary share at $1 par value • Investment holding	100% owned by TIL
OnePlatform International Limited (“OIL”) (amalgamated with OnePlatform Holdings Limited on August 11, 2022)	• Hong Kong company • Incorporated on November 2, 2021 • Issued and outstanding 100 ordinary shares for HK$100 ($13) • Investment holding	100% owned by TAP
TAG Asia Capital Holdings Limited (“TAC”) (formerly known as Convoy Capital Holdings Limited)	• British Virgin Islands company • Incorporated on October 26, 2015 • Issued and outstanding 1 ordinary share at $1 par value • Investment holding	100% owned by AGBA
Name	Background	Ownership
OnePlatform Wealth Management Limited (“OWM”) (formerly known as GET Mdream Wealth Management Limited)

•   Hong Kong company

•   Incorporated on February 5, 2003

•   Issued and outstanding 240,764,705 ordinary shares for HK$120,851,790 ($15,493,819)

•   Provision of insurance and mandatory provident fund schemes brokerage services

99.89% owned by OIL
OnePlatform International Property Limited (“OIP”) (formerly known as Convoy International Property Consulting Limited)	• Hong Kong company • Incorporated on May 21, 2014 • Issued and outstanding 30,001,200 ordinary shares for HK$30,001,200 ($3,846,308) • Provision of overseas real estate brokerage services	100% owned by OIL
OnePlatform Asset Management Limited (“OAM”) (formerly known as Convoy Asset Management Limited)

•   Hong Kong company

•   Incorporated on November 24, 1999

•   Issued and outstanding 264,160,000 ordinary shares for HK$272,000,000 ($34,871,795)

•   Licensed by the Securities and Futures Commission of Hong Kong

•   Provision of investment advisory, funds dealing, introducing broker, and asset management services

100% owned by OIL
Kerberos (Nominee) Limited (“KNL”)	• Hong Kong company • Incorporated on April 20, 2007 • Issued and outstanding 1 ordinary share for HK$1 • Registered under The Hong Kong Trustee Ordinance • Provision of escrow services	100% owned by OAM
Maxthree Limited (“Maxthree”)	• British Virgin Islands company • Incorporated on April 12, 2006 • Issued and outstanding 1 ordinary share at $1 par value • Investment holding	100% owned by OIL
OnePlatform Credit Limited (formerly known as Artley Finance (HK) Limited) (“OCL”)

•   Hong Kong company

•   Incorporated on August 6, 1982

•   Issued and outstanding 169,107,379 ordinary shares for HK$169,107,379 ($21,680,433)

•   Registered under the Hong Kong Money Lenders Ordinance

•   Provision of money lending services

100% owned by Maxthree
Hong Kong Credit Corporation Limited (“HKCC”)

•   Hong Kong company

•   Incorporated on March 16, 1982

•   Issued and outstanding 139,007,381 ordinary shares for HK$139,007,381 ($17,821,459)

•   Registered under the Hong Kong Money Lenders Ordinance

•   Provision of money lending services

100% owned by OCL
Name	Background	Ownership
Trendy Reach Holdings Limited (“TRHL”)	• British Virgin Islands company • Incorporated on October 5, 2015 • Issued and outstanding 1 ordinary share at HK$1 • Investment holding	100% owned by Maxthree
Profit Vision Limited (“PVL”)	• Hong Kong company • Incorporated on October 9, 2015 • Issued and outstanding 1 ordinary shares for HK$1 • Property investment holding	100% owned by TRHL
TAG Technologies Limited (“TAGTL”) (formerly known as Convoy Technologies Limited)	• British Virgin Islands company • Incorporated on October 23, 2015 • Issued and outstanding 1 ordinary share at $1 par value • Investment in financial technology business	100% owned by TAC
AGBA Group Limited (formerly known as Tandem Money Hong Kong Limited) (“AGL”)	• Hong Kong company • Incorporated on November 28, 2019 • Issued and outstanding 10,000 ordinary shares for HK$10,000 ($1,282) • Operating as cost center for the Company	100% owned by TAGTL
Tandem Fintech Limited (“TFL”) (formerly known as Hit Fintech Solutions Limited)	• Hong Kong company • Incorporated on October 6, 2017 • Issued and outstanding 9,000,000 ordinary shares for HK$9,000,000 ($1,153,846) • Operating an online insurance comparison platform	100% owned by TAC
AGBA Innovation Limited (“AGBA Innovation”) (formerly known as OnePlatform FinBiz Solutions Limited)	• Hong Kong company • Incorporated on February 26, 2016 • Issued and outstanding 1 ordinary share for HK$1 • No operations since inception	100% owned by OIL
FinLiving Limited	• Hong Kong company • Incorporated on September 14, 2021 • Issued and outstanding 100 ordinary share for HK$100 ($13) • No operations since inception	100% owned by AGBA Innovation